Stockholders' Equity/ Members' Deficit - Summary of Common Stock/Units Outstanding (Detail) - shares		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2020	Mar. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Limited Liability Company Llc Members Equity [Line Items]
Conversion of pre IPO units		3,456,634
OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Balances as of December 31, 2018			2,530,864	2,074,216
Granted			1,095,067	496,763
Tender Offer			(131,151)
Exercised			2,831
Repurchased/Forfeited			(79,797)	(40,115)
Conversion of pre IPO units	15,928,876		(3,456,634)
Conversion common stock			222,898,784
Initial Public Offering			17,968,750
Balance as of December 31, 2019			240,828,714	2,530,864
Founders Units [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Balances as of December 31, 2018			606,313	606,313
Tender Offer			(107,208)
Conversion of pre IPO units			(499,105)
Balance as of December 31, 2019				606,313
Incentive Units [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Balances as of December 31, 2018			13,755	13,755
Tender Offer			(1,142)
Conversion of pre IPO units			(12,613)
Balance as of December 31, 2019				13,755
Profits Interest [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Balances as of December 31, 2018			1,910,796	1,454,148
Granted			1,095,067	496,763
Tender Offer			(22,801)
Repurchased/Forfeited			(38,146)	(40,115)
Conversion of pre IPO units			(2,944,916)
Balance as of December 31, 2019				1,910,796
Common Stock [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Exercised			2,831
Repurchased/Forfeited			(41,651)
Conversion common stock			222,898,784
Initial Public Offering			17,968,750
Balance as of December 31, 2019			240,828,714